COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum annual rental payments of non-cancellable operating leases
Not later than 1 year	$453
Later than 1 year and not later than 5 years	1,105
Later than 5 years	—

$1,558